12. Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2018
Assumptions used for share based compensation
Year ended
December 31,
2017
Expected Term	10.0 Years
Expected Volatility	269%
Expected Dividends	0.00
Risk-free rates	2.07%

Schedule of stock option activity
	Stock Options		Stock Warrants
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2016	–	$–	217,000	$5.00
Granted	72,000	2.00	25,000	5.00
Cancelled	–	–	–	–
Expired	–	–	(195,000)	5.00
Exercised	–	–	(10,000)	5.00
Outstanding at December 31, 2017	72,000	2.00	37,000	5.00
Granted	–	–	820,000	2.00
Cancelled	–	–	–	–
Expired	–	–	(257,000)	1.50
Exercised	–	–	(120,000)	1.00
Outstanding at December 31, 2018	72,000	$2.00	480,000	$2.50
Exercisable at December 31, 2018	72,000	$2.00	480,000	$2.50

Warrants [Member]
Assumptions used to value derivative liability
Fair value assumptions – derivative:
Risk free interest rate	2.51% - 2.56%
Expected term (years)	0.35 – 0.72
Expected volatility	192% - 228%
Expected dividends	0%